Loss per share	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Loss per share

10. Loss per share

A.	Basic loss per share

The calculation of basic Earning per share has been based on the following profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding.

i.	Profit attributable to ordinary shareholders (basic)

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In thousands of Korean Won)
Loss for the period, attributable to the owners of Parent Company	₩	(205,742,925)	(2,541,375)	3,137,186
Dividends on non-redeemable preference shares		-	-	-

Loss attributable to ordinary shareholders	₩	(205,742,925)	(2,541,375)	3,137,186

ii.	Weighted-average number of ordinary shares (basic)

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	(In number of shares)
Number of ordinary shares issued at January 1	10,397,836	10,397,836	10,397,836
Business Combination	48,602,164	-	-
Acquisition Merger	2,668,375	-	-
Effect of treasury shares held	(101,699)	(1,620,191)	(1,620,191)
Conversion of Convertible Notes	8,409	-	-
Weighted-average number of ordinary shares for the year ended December 31	61,575,085	8,777,645	8,777,645

B.	Anti-diluted earnings per share

Diluted earnings per share is not different from basic earnings per share as there is no dilution effects of potential ordinary shares for the years ended December 31, 2025, 2024 and 2023.

C.	Loss per share

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
		(In Korean Won)
Basic earnings per share	₩	(3,341)	(290)	357

D.	Anti-dilutive shares

Anti-dilutive shares could potentially dilute basic earnings per share in future periods and therefore, were not included in diluted earnings per share. The number of anti-dilutive shares as of December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	(In number of shares)
Warrant	14,210,405	-	-
Convertible notes	18,663,437	-	-